Provision For Tax, Civil And Labor Risks - Schedule of detailed information about other provisions (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	R$ 1,313,768	R$ 220,066
Judicial deposits	(600,340)	(337,255)	R$ (337,460)	R$ (333,577)
Current	127,825	18,650
Noncurrent	1,185,943	201,416
Tax provision [member]
Disclosure of other provisions [line items]
Other provisions	876,036	127,842
Judicial deposits	(194,667)	(54,059)
Civil provision [member]
Disclosure of other provisions [line items]
Other provisions	180,491	30,653
Judicial deposits	(2,505)	(426)
Labor provision [member]
Disclosure of other provisions [line items]
Other provisions	257,241	61,571
Judicial deposits	(30,830)	(5,787)
Law suits [member]
Disclosure of other provisions [line items]
Judicial deposits	R$ (228,002)	R$ (60,272)